Commitments, contingencies and legal proceedings - Contingent commitments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Contingent liabilities | Commercial Guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	€ 1,281	€ 1,107
Corporate guarantees	457	453
Contingent liabilities | Non-Commercial Guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	442	450
Corporate guarantees	35	53
Other contingent liabilities and financing commitments
Guarantees and other contingent commitments
Other guarantees and financing commitments	4	11
Associates
Guarantees and other contingent commitments
Financing commitments	4	6
Customer Finance Commitments | Financing commitments
Guarantees and other contingent commitments
Financing commitments	21	180
Venture Fund Commitments | Financing commitments
Guarantees and other contingent commitments
Financing commitments	€ 137	€ 189